Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2023 MXN ($) Exchange_Rate billionBarrels	Sep. 30, 2022 MXN ($) Exchange_Rate billionBarrels	Dec. 31, 2022 Exchange_Rate	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Positive effect from decrease in transportation		$ 64,347,041,000
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Exchange rate effect amount	$ 24,656,123,000	$ 3,697,480,000
Average foreign exchange rate | Exchange_Rate	17.6195	20.3058	19.4143
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ (62,725,055,000)	$ 11,959,635,000
Negative effect from decrease in production	156,340,299,000
Average foreign exchange rate				20.5835
Positive effect due to increase decrease in discount rate	$ 17,506,282,000
Pre-tax discount rate	10.24%	7.21%	9.31%	6.89%
Positive effect from increase in crude oil prices	$ 35,913,103,000
Positive tax effect due to lower income in reserves	30,721,216,000
Positive effect due to lower freight and distribution costs	$ 69,143,330,000
Positive effect from decrease in production		$ 89,496,928,000
Negative tax effect due to higher income		1,970,149,000
Negative effect from decrease in production volume		$ 129,998,145,000
Useful life	25 years	25 years
Production forecast | billionBarrels	6,437,000	6,703,000
Negative effect due to increase in discount rate		$ 10,158,858,000
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ (11,461,191,000)	$ 43,088,866,000
Average foreign exchange rate		20.3058	19.4143	20.5835
Percentage of decrease in discount rate		26.00%
Increase in raw material costs		20.83%
Pemex Industrial Transformation | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | Exchange_Rate	17.6195	20.3058
Pre-tax discount rate	13.88%	10.85%
Percentage of decrease in discount rate	13.88%		14.16%
Percentage of increase in discount rate		1.40%
Pemex Industrial Transformation | Gas
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | Exchange_Rate	17.6195	20.3058
Pre-tax discount rate	13.03%	10.36%
Pemex Industrial Transformation | Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | Exchange_Rate	17.6195	20.3058
Pre-tax discount rate	10.36%	8.22%
Pemex Industrial Transformation | Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | Exchange_Rate	17.6195	20.3058
Pre-tax discount rate	10.36%	8.22%
Percentage of decrease in discount rate		4.75%